Taxation - Income tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current tax (expense)/income
Total current tax expense	€ (1,113)	€ (869)	€ (1,016)
Deferred tax credit/(expense)	(217)	(2,995)	(234)
Total income tax credit/(expense)	(1,330)	(3,864)	(1,250)
Tax (credited)/charged directly to other comprehensive income
Current tax		(17)	(26)
Deferred tax	648	(1,009)	830
Total tax charged/(credited) directly to other comprehensive income	€ 648	(1,026)	804
Tax (credited)/charged directly to equity
Deferred tax		(2)
Total tax charged/(credited) directly to equity		(2)
Vodafone Egypt
Current tax (expense)/income
Proportion of ownership interest in subsidiary	55.00%
United Kingdom
Current tax (expense)/income
Current period	€ (22)	(24)	(42)
Adjustments in respect of prior periods	(17)	(3)	6
Total current tax expense	(39)	(27)	(36)
Deferred tax credit/(expense)	791	94	318
Spectrum Payments	10,700
Overseas
Current tax (expense)/income
Current period	(993)	(872)	(900)
Adjustments in respect of prior periods	(81)	30	(80)
Total current tax expense	(1,074)	(842)	(980)
Deferred tax credit/(expense)	€ (1,008)	€ (3,089)	€ (552)